ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	1 Months Ended
	Jun. 30, 2007	Dec. 31, 2015
Light In The Box
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Number of founding shareholders	5
Percentage of legal ownership		100.00%
Lanting International
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LightInTheBox Logistic
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LITB, Inc.
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
Lightinthebox Trading (Shenzhen) Co., Limited (WFOE or Lanting Jishi)
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
Lanting Suzhou
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
Light In The Box (Chengdu) Technology, Co Limited
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LightInTheBox (UK) Limited
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LITB Netherlands B.V.
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%
LITB Poland Sp. zo.o.
Details of the entity's subsidiaries, its VIEs and VIE's subsidiary
Percentage of legal ownership		100.00%